Capital management	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2022
Disclosure Of Capital Management [Abstract]
Capital management [Text Block]

23.  Capital management

KWESST's objective in managing its capital is to safeguard its ability to continue as a going concern and to sustain future development of the business. The Company's senior management is responsible for managing the capital through regular review of financial information to ensure sufficient resources are available to meet operating requirements and investments to support its growth strategy. The Board of Directors is responsible for overseeing this process. From time to time, KWESST could issue new common shares or debt to maintain or adjust its capital structure. KWESST is not subject to any externally imposed capital requirements.

KWESST's capital is composed of the following:

	September 30, 2020	December 31, 2019
	(Adjusted - See Note 8)
Debt:
Related party loans	$218,276	$289,828
Borrowings	32,273	-
Lease obligations	352,037	202,686
Convertible notes	-	210,819

Equity:
Share capital	9,374,563	2,284,353
Contributed surplus	583,878	21,050
Accumulated deficit	(6,073,577)	(2,536,799)
	$4,487,450	$471,937

25.  Capital management

Our objective in managing our capital is to safeguard our ability to continue as a going concern and to sustain future development of the business. Our senior management is responsible for managing the capital through regular review of financial information to ensure sufficient resources are available to meet operating requirements and investments to support our growth strategy. Our Board of Directors is responsible for overseeing this process. From time to time, we could issue new common shares or debt to maintain or adjust our capital structure (see Note 27). KWESST is not subject to any externally imposed capital requirements.

KWESST's capital is composed of the following:

	September 30,	September 30,
	2022	2021
Debt:
Borrowings	$2,278,774	$53,251
Lease obligations	275,621	307,909

Equity:
Share capital	19,496,640	17,215,068
Warrants	1,959,796	1,848,389
Contributed surplus	3,551,330	2,458,211
Accumulated other comprehensive loss	(101,418)	(8,991)
Accumulated deficit	(25,909,239)	(15,388,949)
Total capital	$1,551,504	$6,484,888